Schedule of Investments (unaudited) July 31, 2023	BlackRock Equity Dividend Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.7%
L3Harris Technologies, Inc.	2,065,234	$391,341,191
RTX Corp.	1,452,213	127,693,089

		519,034,280

Automobile Components — 0.4%
Lear Corp.	548,201	84,839,587

Automobiles — 1.9%
General Motors Co.	9,790,591	375,664,977

Banks — 10.5%
Bank of America Corp.	1,729,242	55,335,744
Citigroup, Inc.	10,807,133	515,067,959
Citizens Financial Group, Inc.	4,406,278	142,146,528
First Citizens BancShares, Inc., Class A	285,596	408,773,555
JPMorgan Chase & Co.	2,051,439	324,045,304
Wells Fargo & Co.	12,615,261	582,320,448

		2,027,689,538

Beverages — 0.8%
Constellation Brands, Inc., Class A	546,911	149,197,321

Capital Markets — 2.5%
Carlyle Group, Inc.	2,952,190	105,245,573
Charles Schwab Corp.	775,925	51,288,643
Intercontinental Exchange, Inc.	871,940	100,098,712
Raymond James Financial, Inc.	2,023,884	222,768,912

		479,401,840

Chemicals — 1.0%
International Flavors & Fragrances, Inc.	1,195,790	101,175,792
PPG Industries, Inc.	693,111	99,738,673

		200,914,465

Communications Equipment — 2.1%
Cisco Systems, Inc.	7,808,664	406,362,874

Consumer Staples Distribution & Retail — 1.9%
Dollar General Corp.	2,212,782	373,650,368

Containers & Packaging — 1.5%
Sealed Air Corp.	6,527,155	297,768,811

Diversified Telecommunication Services — 1.5%
AT&T, Inc.	7,691,739	111,684,050
Verizon Communications, Inc.	5,206,154	177,425,729

		289,109,779

Electric Utilities — 2.2%
American Electric Power Co., Inc.	1,781,034	150,924,821
Exelon Corp.	2,725,120	114,073,523
PG&E Corp.(a)	8,756,517	154,202,265

		419,200,609

Entertainment — 0.5%
Activision Blizzard, Inc.(a)	1,117,736	103,681,191

Financial Services — 3.9%
Apollo Global Management, Inc.	936,607	76,530,158
Equitable Holdings, Inc.	2,522,621	72,373,996
Fidelity National Information Services, Inc.	5,587,963	337,401,206
Visa, Inc., Class A	1,101,341	261,821,796

		748,127,156

Security	Shares	Value

Food Products — 2.7%
Kraft Heinz Co.	13,049,724	$472,139,014
Mondelez International, Inc., Class A	729,111	54,048,999

		526,188,013

Ground Transportation — 0.6%
Union Pacific Corp.	463,081	107,444,054

Health Care Equipment & Supplies — 6.9%
Baxter International, Inc.	10,514,923	475,589,967
Koninklijke Philips NV(a)	10,223,567	212,380,659
Medtronic PLC	4,892,980	429,407,925
Zimmer Biomet Holdings, Inc.	1,546,226	213,611,122

		1,330,989,673

Health Care Providers & Services — 8.2%
AmerisourceBergen Corp.	506,016	94,574,390
Cardinal Health, Inc.	3,513,898	321,416,250
Cigna Group	953,365	281,338,012
Elevance Health, Inc.	580,262	273,668,967
Humana, Inc.	261,326	119,381,557
Laboratory Corp. of America Holdings	2,323,080	496,976,504

		1,587,355,680

Household Durables — 1.8%
Newell Brands, Inc.	1,428,542	15,942,529
Panasonic Holdings Corp.	15,973,400	197,165,774
Sony Group Corp.	1,378,000	129,072,059

		342,180,362

Industrial Conglomerates — 0.4%
Siemens AG, Registered Shares	472,836	80,591,183

Insurance — 6.4%
Allstate Corp.	979,807	110,404,652
American International Group, Inc.	7,504,812	452,390,067
Fidelity National Financial, Inc.	5,245,519	205,466,979
First American Financial Corp.	328,950	20,848,851
Prudential PLC	10,736,871	149,095,678
Willis Towers Watson PLC	1,444,995	305,370,793

		1,243,577,020

Interactive Media & Services — 0.5%
Alphabet, Inc., Class A(a)	752,640	99,890,381

IT Services — 2.5%
Cognizant Technology Solutions Corp., Class A	7,413,602	489,520,140

Life Sciences Tools & Services — 0.4%
Fortrea Holdings, Inc.(a)	2,328,720	74,425,891

Machinery — 0.9%
Fortive Corp.	687,020	53,828,017
Komatsu Ltd.	4,613,900	129,255,782

		183,083,799

Media — 2.7%
Comcast Corp., Class A	8,149,515	368,847,049
Fox Corp., Class A	4,361,488	145,891,773

		514,738,822

Multi-Utilities — 1.7%
Public Service Enterprise Group, Inc.	2,372,632	149,760,532
Sempra	1,160,605	172,953,357

		322,713,889

Oil, Gas & Consumable Fuels — 8.0%
BP PLC	67,231,023	417,131,375
ConocoPhillips	1,096,216	129,046,548
Enterprise Products Partners LP	13,879,351	367,941,595

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Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Equity Dividend Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
EQT Corp.	700,663	$29,553,965
Hess Corp.	874,459	132,681,664
Shell PLC	15,340,059	464,922,709

		1,541,277,856

Personal Care Products — 2.1%
Unilever PLC, ADR	7,380,942	396,578,014

Pharmaceuticals — 5.3%
AstraZeneca PLC	1,155,155	165,968,279
Bayer AG, Registered Shares	4,572,136	267,394,168
Eli Lilly & Co.	260,718	118,509,367
Novo Nordisk A/S, ADR	683,162	110,057,398
Sanofi	3,307,679	352,878,147

		1,014,807,359

Professional Services — 4.0%
Leidos Holdings, Inc.	3,900,333	364,798,145
Robert Half, Inc.	619,080	45,904,782
SS&C Technologies Holdings, Inc.	6,322,792	368,302,634

		779,005,561

Semiconductors & Semiconductor Equipment — 0.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	5,092,000	91,949,293

Software — 1.8%
Microsoft Corp.	1,016,667	341,518,779

Specialty Retail — 0.5%
Ross Stores, Inc.	910,766	104,410,214

Technology Hardware, Storage & Peripherals — 1.3%
Samsung Electronics Co. Ltd.	4,546,950	248,957,462

Security	Shares	Value

Textiles, Apparel & Luxury Goods — 0.5%
Ralph Lauren Corp.	761,426	$99,998,077

Tobacco — 1.5%
British American Tobacco PLC, ADR	8,357,867	281,492,961

Wireless Telecommunication Services — 0.4%
Rogers Communications, Inc., Class B	1,845,829	80,823,696

Total Long-Term Investments — 95.0% (Cost: $15,076,285,868)		18,358,160,975

Short-Term Securities

Money Market Funds — 4.7%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.16%(b)(c)	904,461,921	904,461,921

Total Short-Term Securities — 4.7% (Cost: $904,461,921)		904,461,921

Total Investments — 99.7% (Cost: $15,980,747,789)		19,262,622,896

Other Assets Less Liabilities — 0.3%		57,844,748

Net Assets — 100.0%		$19,320,467,644

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/23	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/23	Shares Held at 07/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$897,455,508	$7,006,413	(a)	$—	$—	$—	$904,461,921	904,461,921	$10,996,745	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

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Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Equity Dividend Fund

Fair Value Hierarchy as of Period End (continued)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$519,034,280	$—	$—	$519,034,280
Automobile Components	84,839,587	—	—	84,839,587
Automobiles	375,664,977	—	—	375,664,977
Banks	2,027,689,538	—	—	2,027,689,538
Beverages	149,197,321	—	—	149,197,321
Capital Markets	479,401,840	—	—	479,401,840
Chemicals	200,914,465	—	—	200,914,465
Communications Equipment	406,362,874	—	—	406,362,874
Consumer Staples Distribution & Retail	373,650,368	—	—	373,650,368
Containers & Packaging	297,768,811	—	—	297,768,811
Diversified Telecommunication Services	289,109,779	—	—	289,109,779
Electric Utilities	419,200,609	—	—	419,200,609
Entertainment	103,681,191	—	—	103,681,191
Financial Services	748,127,156	—	—	748,127,156
Food Products	526,188,013	—	—	526,188,013
Ground Transportation	107,444,054	—	—	107,444,054
Health Care Equipment & Supplies	1,118,609,014	212,380,659	—	1,330,989,673
Health Care Providers & Services	1,587,355,680	—	—	1,587,355,680
Household Durables	15,942,529	326,237,833	—	342,180,362
Industrial Conglomerates	—	80,591,183	—	80,591,183
Insurance	1,094,481,342	149,095,678	—	1,243,577,020
Interactive Media & Services	99,890,381	—	—	99,890,381
IT Services	489,520,140	—	—	489,520,140
Life Sciences Tools & Services	74,425,891	—	—	74,425,891
Machinery	53,828,017	129,255,782	—	183,083,799
Media	514,738,822	—	—	514,738,822
Multi-Utilities	322,713,889	—	—	322,713,889
Oil, Gas & Consumable Fuels	659,223,772	882,054,084	—	1,541,277,856
Personal Care Products	396,578,014	—	—	396,578,014
Pharmaceuticals	228,566,765	786,240,594	—	1,014,807,359
Professional Services	779,005,561	—	—	779,005,561
Semiconductors & Semiconductor Equipment	—	91,949,293	—	91,949,293
Software	341,518,779	—	—	341,518,779
Specialty Retail	104,410,214	—	—	104,410,214
Technology Hardware, Storage & Peripherals	—	248,957,462	—	248,957,462
Textiles, Apparel & Luxury Goods	99,998,077	—	—	99,998,077
Tobacco	281,492,961	—	—	281,492,961
Wireless Telecommunication Services	80,823,696	—	—	80,823,696
Short-Term Securities
Money Market Funds	904,461,921	—	—	904,461,921

	$16,355,860,328	$2,906,762,568	$—	$19,262,622,896

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Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Equity Dividend Fund

Portfolio Abbreviation

ADR	American Depositary Receipt

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